Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Long term investment	¥ 18,800	¥ 18,800
Outstanding capital commitments		¥ 26